TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other

	At December 31,
	2021		2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	607	—	345
Impairment	—	(4)	—	(4)
Total trade receivables - net	—	603	—	341
Income tax receivables	24	20	34	15
Other tax receivables	—	40	—	33
Contract assets	19	2	23	2
Prepaid expenses	1	9	1	6
Other	11	9	10	9
Total other receivables	55	80	68	65
Total trade receivables and other	55	683	68	406

Schedule of Contract Assets

	At December 31,
	2021		2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	6	—	9	—
Other	13	2	14	2
Total contract assets	19	2	23	2

Schedule of Aging of Total Trade Receivables—Net

	At December 31,
(in millions of Euros)	2021	2020
Not past due	596	333
1 – 30 days past due	6	7
31 – 60 days past due	1	1
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	603	341

Schedule of Currency Concentration of Total Trade Receivables

	At December 31,
(in millions of Euros)	2021	2020
Euro	277	143
U.S. Dollar	305	181
Swiss franc	4	6
Other currencies	17	11
Total trade receivables - net	603	341